Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

MULTIPLE SPONSORED RETIREMENT OPTIONS

     Supplement Dated May 4, 2017 to the Contract Prospectus and Contract Prospectus Summary, each dated May 1, 2017, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract Prospectus Summary for future reference.

CONDENSED FINANCIAL INFORMATION

The following tables replace the tables in APPENDIX VII – CONDENSED FINANCIAL INFORMATION in the Contract Prospectus.

TABLE 10

FOR CERTAIN OPTIONAL RETIREMENT PRODUCT CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% ISSUED BEGINNING IN OCTOBER, 2012 (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012

ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.00	$20.17	$18.46	$12.84	$12.69
Value at end of period	$22.23	$18.00	$20.17	$18.46	$12.84
Number of accumulation units outstanding at end of period	265,783	314,253	477,129	327,874	14,849
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$11.82	$12.69	$12.10	$10.68
Value at end of period	$15.42	$11.82	$12.69	$12.10
Number of accumulation units outstanding at end of period	10,454	6,642	4,801	187
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.56	$10.70	$11.04	$9.23	$8.85
Value at end of period	$10.59	$10.56	$10.70	$11.04	$9.23
Number of accumulation units outstanding at end of period	732,263	578,037	437,705	176,382	17,281
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.88	$14.85	$13.33	$10.20	$10.37
Value at end of period	$16.00	$14.88	$14.85	$13.33	$10.20
Number of accumulation units outstanding at end of period	2,282,876	1,959,659	1,602,285	1,290,100	243,032
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during November 2012)
Value at beginning of period	$12.83	$13.42	$12.40	$9.72	$9.40
Value at end of period	$15.07	$12.83	$13.42	$12.40	$9.72
Number of accumulation units outstanding at end of period	43,775	17,485	8,828	5,196	3,062
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.99	$16.26	$16.24	$11.97	$11.12
Value at end of period	$19.43	$14.99	$16.26	$16.24	$11.97
Number of accumulation units outstanding at end of period	64,278	50,260	43,989	29,728	1,758
LORD ABBETT SERIES FUND - MID CAP STOCK
PORTFOLIO (CLASS VC)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.79	$14.39	$12.96	$9.99	$9.68
Value at end of period	$15.97	$13.79	$14.39	$12.96	$9.99
Number of accumulation units outstanding at end of period	305,377	250,765	159,993	163,700	82,360

X.01107-17A	Page 1 of 11	May 2017

	2016	2015	2014	2013	2012

METROPOLITAN WEST TOTAL RETURN BOND FUND
(M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.23	$10.28	$9.76	$9.56
Value at end of period	$10.42	$10.23	$10.28	$9.76
Number of accumulation units outstanding at end of period	167,843	101,870	103,982	21,146
OPPENHEIMER MAIN STREET SMALL CAP
FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.79	$17.92	$16.08	$11.46	$11.09
Value at end of period	$19.73	$16.79	$17.92	$16.08	$11.46
Number of accumulation units outstanding at end of period	194,185	212,926	344,888	239,520	12,465
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.45	$12.47	$11.87	$12.17	$12.15
Value at end of period	$12.73	$12.45	$12.47	$11.87	$12.17
Number of accumulation units outstanding at end of period	12,282	7,061	1,565	5,620	19
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.09	$13.40	$12.67	$10.91	$10.84
Value at end of period	$14.05	$13.09	$13.40	$12.67	$10.91
Number of accumulation units outstanding at end of period	227,285	181,195	148,775	106,702	25,193
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.22	$12.83	$12.83	$13.42	$13.31
Value at end of period	$12.93	$12.22	$12.83	$12.83	$13.42
Number of accumulation units outstanding at end of period	32,724	24,762	24,273	15,661	1,488
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.41	$10.03
Value at end of period	$9.93	$9.41
Number of accumulation units outstanding at end of period	735,802	637,814
VOYA GLOBAL PERSPECTIVES® PORTFOLIO
(CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$9.81	$10.20	$10.27
Value at end of period	$10.43	$9.81	$10.20
Number of accumulation units outstanding at end of period	6,692	1,106	94
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.75	$15.03	$13.64	$10.48	$10.77
Value at end of period	$16.12	$14.75	$15.03	$13.64	$10.48
Number of accumulation units outstanding at end of period	25,148	15,524	8,779	4,580	160
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2013)
Value at beginning of period	$14.96	$14.91	$13.15	$11.68
Value at end of period	$16.43	$14.96	$14.91	$13.15
Number of accumulation units outstanding at end of period	24	24	24	24
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.11	$16.48	$15.11	$11.28	$11.07
Value at end of period	$18.95	$16.11	$16.48	$15.11	$11.28
Number of accumulation units outstanding at end of period	864,260	676,305	535,363	475,274	123,940
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.08	$14.06	$13.24	$13.32	$13.15
Value at end of period	$14.62	$14.08	$14.06	$13.24	$13.32
Number of accumulation units outstanding at end of period	1,694,246	1,417,954	1,082,641	851,031	266,551
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.57	$9.70	$10.36	$8.57	$8.08
Value at end of period	$9.61	$9.57	$9.70	$10.36	$8.57
Number of accumulation units outstanding at end of period	109,758	126,123	154,603	110,363	5,648
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.24	$18.17	$16.06	$12.32	$12.25
Value at end of period	$19.91	$19.24	$18.17	$16.06	$12.32
Number of accumulation units outstanding at end of period	270,007	127,315	99,714	59,345	6,812
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$14.60	$15.35	$14.00	$10.75	$10.70
Value at end of period	$16.55	$14.60	$15.35	$14.00	$10.75
Number of accumulation units outstanding at end of period	103,709	199,283	412,489	200,256	30

X.01107-17A	Page 2 of 11	May 2017

	2016	2015	2014	2013	2012

VOYA MIDCAP OPPORTUNITIES PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$19.00	$18.99	$17.52	$14.59
Value at end of period	$20.29	$19.00	$18.99	$17.52
Number of accumulation units outstanding at end of period	101,395	13,280	2,019	630
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.41	$17.99	$16.03	$12.00	$11.80
Value at end of period	$19.65	$17.41	$17.99	$16.03	$12.00
Number of accumulation units outstanding at end of period	152,160	103,205	63,971	39,755	4,344
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.12	$18.02	$17.25	$12.49	$12.15
Value at end of period	$20.64	$17.12	$18.02	$17.25	$12.49
Number of accumulation units outstanding at end of period	173,982	113,289	87,840	74,017	11,204
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.33	$18.58	$17.67	$12.77	$12.65
Value at end of period	$20.69	$18.33	$18.58	$17.67	$12.77
Number of accumulation units outstanding at end of period	65,937	44,572	35,771	30,752	34
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.81	$17.02	$16.05	$11.70	$11.49
Value at end of period	$20.83	$16.81	$17.02	$16.05	$11.70
Number of accumulation units outstanding at end of period	20,157	9,070	2,262	1,897	75
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.28	$12.34	$11.74	$10.14	$9.91
Value at end of period	$12.94	$12.28	$12.34	$11.74	$10.14
Number of accumulation units outstanding at end of period	17,259	9,682	6,847	1,760	323
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.34	$12.46	$11.84	$9.88	$9.71
Value at end of period	$13.05	$12.34	$12.46	$11.84	$9.88
Number of accumulation units outstanding at end of period	63,805	44,669	25,161	6,187	229
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$12.23	$12.40	$11.74	$9.55	$9.30
Value at end of period	$12.95	$12.23	$12.40	$11.74	$9.55
Number of accumulation units outstanding at end of period	31,780	16,561	7,556	2,882	180
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$16.33	$16.54	$15.64	$12.72	$12.46
Value at end of period	$17.30	$16.33	$16.54	$15.64	$12.72
Number of accumulation units outstanding at end of period	20,119	12,420	4,587	1,600	213
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$13.09	$13.14	$12.48	$11.72	$11.65
Value at end of period	$13.62	$13.09	$13.14	$12.48	$11.72
Number of accumulation units outstanding at end of period	241,239	262,018	284,148	171,929	11
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.07	$13.10	$12.45	$12.83	$12.84
Value at end of period	$13.32	$13.07	$13.10	$12.45	$12.83
Number of accumulation units outstanding at end of period	47,755	45,124	14,407	6,666	1,338
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.59	$15.49	$13.72	$10.44	$10.45
Value at end of period	$17.33	$15.59	$15.49	$13.72	$10.44
Number of accumulation units outstanding at end of period	644,758	487,596	374,962	226,622	11,424
VY® AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.73	$19.15	$17.10	$13.08	$12.76
Value at end of period	$23.13	$18.73	$19.15	$17.10	$13.08
Number of accumulation units outstanding at end of period	500,461	444,232	541,526	423,778	73,666
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.11	$17.04	$16.41	$11.87	$11.51
Value at end of period	$16.89	$16.11	$17.04	$16.41	$11.87
Number of accumulation units outstanding at end of period	560,813	561,518	637,384	500,426	77,928

X.01107-17A	Page 3 of 11	May 2017

	2016		2015	2014	2013	2012

VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$14.20	$15.17		$13.97	$10.39	$9.68
Value at end of period	$16.66	$14.20		$15.17	$13.97	$10.39
Number of accumulation units outstanding at end of period	240,935	354,880		586,821	317,422	4,894
VY® INVESCO EQUITY AND INCOME PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.16	$15.55		$14.34	$11.53	$11.69
Value at end of period	$17.40	$15.16		$15.55	$14.34	$11.53
Number of accumulation units outstanding at end of period	26,062	17,766		17,603	2,435	1,936
VY® JPMORGAN MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.83	$18.47		$16.14	$12.32	$12.19
Value at end of period	$20.36	$17.83		$18.47	$16.14	$12.32
Number of accumulation units outstanding at end of period	0		0	0	0	17
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.92	$13.43		$13.18	$10.42	$9.87
Value at end of period	$13.89	$13.92		$13.43	$13.18	$10.42
Number of accumulation units outstanding at end of period	189,405	48,172		11,988	5,598	105
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.91	$17.81		$17.83	$15.94	$15.69
Value at end of period	$19.24	$16.91		$17.81	$17.83	$15.94
Number of accumulation units outstanding at end of period	401,104	462,651		685,504	256,968	5,994
VY® T. ROWE PRICE DIVERSIFIED MID CAP
GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$17.75	$17.48		$15.70	$11.67	$11.70
Value at end of period	$18.98	$17.75		$17.48	$15.70	$11.67
Number of accumulation units outstanding at end of period	65,074	29,171		3,344	287	8
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.34	$14.40		$13.46	$10.42	$10.40
Value at end of period	$15.78	$13.34		$14.40	$13.46	$10.42
Number of accumulation units outstanding at end of period	1,042,379	896,259 1,069,026			750,944	160,073
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.35	$16.63		$15.37	$11.09	$11.35
Value at end of period	$18.54	$18.35		$16.63	$15.37	$11.09
Number of accumulation units outstanding at end of period	1,003,128	768,906		495,744	391,431	84,100
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during November 2012)
Value at beginning of period	$10.22	$10.62		$11.42	$9.54	$8.95
Value at end of period	$10.36	$10.22		$10.62	$11.42	$9.54
Number of accumulation units outstanding at end of period	42,062	36,870		18,755	7,693	2,937
WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-4)
(Funds were first received in this option during December 2012)
Value at beginning of period	$15.08	$15.18		$13.72	$10.45	$10.60
Value at end of period	$17.02	$15.08		$15.18	$13.72	$10.45
Number of accumulation units outstanding at end of period	105,560	57,798		11,501	4,914	2,609

TABLE 38
FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS
AND DEFERRED COMPENSATION PLANS
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$31.66	$32.78	$30.28	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46
Value at end of period	$33.72	$31.66	$32.78	$30.28	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82
Number of accumulation units outstanding at end of period	500	500	500	500	500	500	504	500	511	653
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64	$8.85
Value at end of period	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64
Number of accumulation units outstanding at end of period	262	263	263	263	263	264	264

X.01107-17A	Page 4 of 11	May 2017

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.06	$19.46	$20.24	$17.06	$14.49	$16.98	$15.72	$11.44	$19.49	$16.58
Value at end of period	$18.95	$19.06	$19.46	$20.24	$17.06	$14.49	$16.98	$15.72	$11.44	$19.49
Number of accumulation units outstanding at end of period	1,104	1,104	1,104	1,104	1,104	1,104	604	604	604	3,426
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(INITIAL CLASS)
Value at beginning of period	$51.18	$51.48	$46.56	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73
Value at end of period	$54.59	$51.18	$51.48	$46.56	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84
Number of accumulation units outstanding at end of period	8,958	10,788	11,726	11,705	13,474	13,772	15,244	18,043	17,803	30,851
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(INITIAL CLASS)
Value at beginning of period	$32.87	$34.66	$32.28	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59
Value at end of period	$38.31	$32.87	$34.66	$32.28	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66
Number of accumulation units outstanding at end of period	208	621	657	692	2,368	2,403	2,469	2,551	2,552	8,432
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL
CLASS)
Value at beginning of period	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95
Value at end of period	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76
Number of accumulation units outstanding at end of period	305	327	351	375	399	424	1,662	2,889	2,773	4,217
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL
CLASS)
Value at beginning of period	$21.51	$21.01	$23.15	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53
Value at end of period	$20.16	$21.51	$21.01	$23.15	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78
Number of accumulation units outstanding at end of period	1,036	1,035	1,036	1,036	1,036	1,036	1,700	1,750	1,750	2,052
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25
Value at end of period	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,316	2,293	2,178	3,473
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.16	$15.22	$14.25	$11.16	$9.93	$10.06	$9.30	$7.34	$10.63	$9.96
Value at end of period	$15.42	$14.16	$15.22	$14.25	$11.16	$9.93	$10.06	$9.30	$7.34	$10.63
Number of accumulation units outstanding at end of period	247	263	280	297	313	329	2,071	2,182	2,183	4,733
JANUS ASPEN BALANCED PORTFOLIO
(INSTITUTIONAL SHARES)
Value at beginning of period	$50.59	$50.91	$47.51	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45
Value at end of period	$52.27	$50.59	$50.91	$47.51	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	367	367	367	367
JANUS ASPEN ENTERPRISE PORTFOLIO
(INSTITUTIONAL SHARES)
Value at beginning of period	$53.03	$51.62	$46.45	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46
Value at end of period	$58.85	$53.03	$51.62	$46.45	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89
Number of accumulation units outstanding at end of period	0	0	0	422	308	152	38	417	234	89
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
(INSTITUTIONAL SHARES)
Value at beginning of period	$30.30	$31.40	$29.59	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10
Value at end of period	$30.55	$30.30	$31.40	$29.59	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17
Number of accumulation units outstanding at end of period	0	0	0	635	460	213	383	829	606	427
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL
SHARES)
Value at beginning of period	$34.30	$32.97	$29.54	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34
Value at end of period	$34.04	$34.30	$32.97	$29.54	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	4	4	4
LORD ABBETT SERIES FUND - MID CAP STOCK
PORTFOLIO (CLASS VC)
Value at beginning of period	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88
Value at end of period	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78
Number of accumulation units outstanding at end of period	47	729	803	1,020	1,107	1,194	2,837	2,940	3,046	3,157
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.74	$21.87	$21.46	$17.14	$14.37	$15.75	$14.15	$10.42	$16.99	$14.82
Value at end of period	$22.87	$22.74	$21.87	$21.46	$17.14	$14.37	$15.75	$14.15	$10.42	$16.99
Number of accumulation units outstanding at end of period	0	0	0	0	2,786	2,786	2,786	2,793	2,794	3,518
OPPENHEIMER DEVELOPING MARKETS FUND
(CLASS A)
Value at beginning of period	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65
Value at end of period	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63
Number of accumulation units outstanding at end of period	1,053	3,305	3,596	3,622	3,595	3,457	4,701	4,768	3,422	7,226
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE
SHARES)
Value at beginning of period	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71
Value at end of period	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	918	918	919	919
OPPENHEIMER MAIN STREET SMALL CAP
FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32
Value at end of period	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99
Number of accumulation units outstanding at end of period	0	0	0	0	0		0	0	0	3,127

X.01107-17A	Page 5 of 11	May 2017

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PAX WORLD BALANCED FUND (INDIVIDUAL
INVESTOR CLASS)
Value at beginning of period	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02
Value at end of period	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99
Number of accumulation units outstanding at end of period	613	665	724	780	835	888	951	1,007	1,007	2,382
PIMCO REAL RETURN PORTFOLIO
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.17	$14.75	$14.49	$16.16	$15.05	$13.64	$12.78	$10.93	$11.06
Value at end of period	$14.72	$14.17	$14.75	$14.49	$16.16	$15.05	$13.64	$12.78	$10.93
Number of accumulation units outstanding at end of period	1,084	1,168	1,256	1,346	1,439	1,535	1,634	1,443	1,444
PIONEER EMERGING MARKETS VCT PORTFOLIO
(CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.07	$7.26	$8.40	$8.68	$7.85	$10.38	$9.06	$5.26	$12.73	$11.43
Value at end of period	$6.37	$6.07	$7.26	$8.40	$8.68	$7.85	$10.38	$9.06	$5.26	$12.73
Number of accumulation units outstanding at end of period	1,023	1,065	1,041	1,080	1,112	1,112	1,112	1,113	1,417	4,587
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$19.89	$21.03	$20.96	$20.77	$18.16	$18.83	$16.92	$14.42	$13.74	$12.53
Value at end of period	$20.86	$19.89	$21.03	$20.96	$20.77	$18.16	$18.83	$16.92	$14.42	$13.74
Number of accumulation units outstanding at end of period	2,383	2,468	2,566	2,658	2,747	2,835	3,151	4,221	4,982	4,054
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$21.70	$20.86	$19.33	$14.63	$12.29	$13.08	$11.79	$8.87	$14.75	$13.45
Value at end of period	$23.24	$21.70	$20.86	$19.33	$14.63	$12.29	$13.08	$11.79	$8.87	$14.75
Number of accumulation units outstanding at end of period	7,388	7,621	10,539	10,763	11,123	11,202	15,222	27,640	27,173	28,437
USAA PRECIOUS METALS AND MINERALS FUND
(ADVISER SHARES)
(Funds were first received in this option during September 2012)
Value at beginning of period	$2.38	$3.29	$3.64	$7.58	$8.86
Value at end of period	$3.44	$2.38	$3.29	$3.64	$7.58
Number of accumulation units outstanding at end of period	0	0	0	0	513
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72
Value at end of period	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51
Number of accumulation units outstanding at end of period	2,572	2,681	2,802	2,919	4,478	4,590	4,718	16,991	16,996	21,137
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.33	$10.01
Value at end of period	$9.77	$9.33
Number of accumulation units outstanding at end of period	2,770	2,822
VOYA GOVERNMENT MONEY MARKET PORTFOLIO
(CLASS I)
Value at beginning of period	$14.23	$14.40	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65
Value at end of period	$14.07	$14.23	$14.40	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21
Number of accumulation units outstanding at end of period	42,710	50,120	53,335	67,285	73,577	82,052	100,940	132,438	133,856	158,695
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.79
Value at end of period	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	341	341
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30
Value at end of period	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23
Number of accumulation units outstanding at end of period	0	766	732	1,109	1,067	1,324	1,250	4,811	4,592	6,975
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56
Value at end of period	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26
Number of accumulation units outstanding at end of period	0	71	71	71	71	71	71	71	358	2,129
VOYA INTERNATIONAL INDEX PORTFOLIO
(CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96	$6.97
Value at end of period	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96
Number of accumulation units outstanding at end of period	276	276	276	276	276	276	276
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	6,907	7,704	4,061	3,062	3,062	3,061
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	413	3,312	3,363	999	922	830	2,006	24,554	23,483	23,505

X.01107-17A	Page 6 of 11	May 2017

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA MIDCAP OPPORTUNITIES PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2011)
Value at beginning of period	$25.28	$25.47	$23.70	$18.18	$16.12	$15.98
Value at end of period	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12
Number of accumulation units outstanding at end of period	1,392	1,597	1,859	1,968	761	837
VOYA MULTI-MANAGER LARGE CAP CORE
PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$11.17
Value at end of period	$16.41	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	132	0	2,399	2,349	2,204
VOYA RUSSELLTM LARGE CAP GROWTH INDEX
PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2010)
Value at beginning of period	$25.21	$23.73	$21.24	$16.29	$14.41	$14.00	$11.66
Value at end of period	$26.54	$25.21	$23.73	$21.24	$16.29	$14.41	$14.00
Number of accumulation units outstanding at end of period	834	1,027	1,273	1,375	345	345	345
VOYA RUSSELLTM LARGE CAP VALUE INDEX
PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$20.24	$21.30	$19.58
Value at end of period	$23.05	$20.24	$21.30
Number of accumulation units outstanding at end of period	169	236	321
VOYA RUSSELLTM MID CAP GROWTH INDEX
PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.21	$25.73	$23.45	$17.60	$15.43	$15.97	$12.84	$11.41
Value at end of period	$26.59	$25.21	$25.73	$23.45	$17.60	$15.43	$15.97	$12.84
Number of accumulation units outstanding at end of period	0	2,437	2,595	2,749	3,031	3,031	3,238	3,357
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86
Value at end of period	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13
Number of accumulation units outstanding at end of period	147	1,828	2,037	2,082	2,200	2,176	2,753	4,114	3,985	3,933
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13
Value at end of period	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	122
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.80
Value at end of period	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16
Number of accumulation units outstanding at end of period	379	379	380	380	380	380	381
VY® AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO (CLASS S)
Value at beginning of period	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74
Value at end of period	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09
Number of accumulation units outstanding at end of period	2,250	2,891	2,961	3,165	3,247	3,329	3,417	3,513	3,614	5,097
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46
Value at end of period	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29
Number of accumulation units outstanding at end of period	1,181	1,181	1,181	1,181	735	534	534	3,059	2,886	3,079
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO
(CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	284	284	285	285	285	1,553	1,552	1,552	1,552
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Value at end of period	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	14	2,030
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO
(CLASS S)
Value at beginning of period	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42
Value at end of period	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01
Number of accumulation units outstanding at end of period	5	72	79	101	109	1,098	1,183	1,278	1,374	1,477
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO
(CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$15.02	$15.67	$15.21	$11.82
Value at end of period	$18.35	$15.02	$15.67	$15.21
Number of accumulation units outstanding at end of period	1,742	1,742	1,742	1,742

X.01107-17A	Page 7 of 11	May 2017

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO
(CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$21.04	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.93
Value at end of period	$23.23	$21.04	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,341
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34
Value at end of period	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84
Number of accumulation units outstanding at end of period	45	695	766	973	1,055	1,139	1,228	1,326	1,426	9,539
VY® INVESCO EQUITY AND INCOME PORTFOLIO
(CLASS I)
Value at beginning of period	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89
Value at end of period	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16
Number of accumulation units outstanding at end of period	14	217	239	0	0	0	0	1,204	1,106	7,240
VY® INVESCO GROWTH AND INCOME PORTFOLIO
(CLASS S)
Value at beginning of period	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65
Value at end of period	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	2,772
VY® JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO (CLASS S)
Value at beginning of period	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98
Value at end of period	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58
Number of accumulation units outstanding at end of period	0	0	0	0	493	537	791	830	830	1,421
VY® JPMORGAN MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29
Value at end of period	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,384
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57
Value at end of period	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29
Number of accumulation units outstanding at end of period	5,591	7,195	7,172	7,151	10,516	11,379	11,055	36,405	35,468	53,174
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$11.00
Value at end of period	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	192	192	192	193	193	193	203	191
VY® T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$21.60	$20.79	$18.77	$15.55	$13.76	$13.80	$12.28	$9.04	$18.13	$15.63
Value at end of period	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.80	$12.28	$9.04	$18.13
Number of accumulation units outstanding at end of period	7,800	7,742	8,019	8,243	8,618	8,067	0	0	0	28
VY® T. ROWE PRICE DIVERSIFIED MID CAP
GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95
Value at end of period	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39
Number of accumulation units outstanding at end of period	7,428	7,583	7,731	7,889	11,311	11,214	13,096	16,042	14,496	16,111
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO
(CLASS S)
Value at beginning of period	$21.39	$23.26	$21.92	$17.11	$14.78	$15.10	$13.30	$10.78	$16.97	$16.68
Value at end of period	$25.09	$21.39	$23.26	$21.92	$17.11	$14.78	$15.10	$13.30	$10.78	$16.97
Number of accumulation units outstanding at end of period	1,072	1,072	1,072	1,072	1,072	1,072	1,072	1,072	1,072	1,072
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(CLASS I)
Value at beginning of period	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96
Value at end of period	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01
Number of accumulation units outstanding at end of period	1,342	2,481	2,589	3,349	3,324	3,268	3,231	10,111	9,893	10,725
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	679	729	882	936	997	203	229	895	860
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO
(CLASS S)
Value at beginning of period	$11.73	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Value at end of period	$12.84	$11.73	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,344
WANGER INTERNATIONAL
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.73	$11.87	$12.57	$10.40	$8.66	$10.28	$8.33	$5.63	$10.48	$10.10
Value at end of period	$11.42	$11.73	$11.87	$12.57	$10.40	$8.66	$10.28	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	0	719	766	811	895	895	945	990	991	991

X.01107-17A	Page 8 of 11	May 2017

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WANGER SELECT
Value at beginning of period	$21.07	$21.29	$20.90	$15.72	$13.44	$16.53	$13.23	$8.06	$16.02	$14.81
Value at end of period	$23.59	$21.07	$21.29	$20.90	$15.72	$13.44	$16.53	$13.23	$8.06	$16.02
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	19	8	8	5,211
WANGER USA
Value at beginning of period	$21.95	$22.36	$21.61	$16.36	$13.80	$14.48	$11.89	$8.46	$14.21	$13.64
Value at end of period	$24.64	$21.95	$22.36	$21.61	$16.36	$13.80	$14.48	$11.89	$8.46	$14.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-4)
Value at beginning of period	$19.11	$19.40	$17.67	$13.57	$12.22	$11.56	$10.33	$8.79	$13.31	$12.96
Value at end of period	$21.40	$19.11	$19.40	$17.67	$13.57	$12.22	$11.56	$10.33	$8.79	$13.31
Number of accumulation units outstanding at end of period	605	657	715	770	824	877	1,844	12,732	12,503	15,940
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP
VALUE FUND (CLASS A)
Value at beginning of period	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79
Value at end of period	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59
Number of accumulation units outstanding at end of period	0	0	0	0	407	407	407	407	407	1,713

TABLE 52

FOR CONTRACTS ISSUED TO PENNSYLVANIA ARP WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES

(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK MID CAP VALUE OPPORTUNITIES
FUND (INVESTOR A SHARES)
(Funds were first received in this option during July 2012)
Value at beginning of period	$22.71	$24.56	$23.23	$17.54	$15.70
Value at end of period	$27.60	$22.71	$24.56	$23.23	$17.54
Number of accumulation units outstanding at end of period	662	606	648	325	37,744
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$21.12	$21.44	$22.17	$18.57	$15.67	$18.26	$16.80	$12.16	$17.95
Value at end of period	$21.13	$21.12	$21.44	$22.17	$18.57	$15.67	$18.26	$16.80	$12.16
Number of accumulation units outstanding at end of period	157	147	132	120	16,279	26,203	7,109	2,093
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(INITIAL CLASS)
Value at beginning of period	$28.91	$28.91	$25.99	$19.93	$17.23	$17.79	$15.28	$11.33	$19.84	$16.98
Value at end of period	$31.02	$28.91	$28.91	$25.99	$19.93	$17.23	$17.79	$15.28	$11.33	$19.84
Number of accumulation units outstanding at end of period	1,303	1,256	1,200	796	130,908	124,244	115,986	118,813	103,341	84,797
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(INITIAL CLASS)
Value at beginning of period	$19.17	$20.09	$18.60	$14.61	$12.54	$12.50	$10.92	$8.44	$14.82	$14.69
Value at end of period	$22.48	$19.17	$20.09	$18.60	$14.61	$12.54	$12.50	$10.92	$8.44	$14.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL
CLASS)
Value at beginning of period	$19.96	$18.74	$16.95	$12.51	$10.98	$11.03	$8.94	$7.02	$13.36	$10.60
Value at end of period	$19.99	$19.96	$18.74	$16.95	$12.51	$10.98	$11.03	$8.94	$7.02	$13.36
Number of accumulation units outstanding at end of period	0	0	0	0	85	66	18	18	0	3,249
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL
CLASS)
Value at beginning of period	$18.76	$18.22	$19.95	$15.40	$12.83	$15.59	$13.88	$11.04	$19.77	$16.96
Value at end of period	$17.69	$18.76	$18.22	$19.95	$15.40	$12.83	$15.59	$13.88	$11.04	$19.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.99	$30.42	$30.44	$22.49	$19.12	$20.00	$15.70	$12.23	$18.38	$18.95
Value at end of period	$36.20	$27.99	$30.42	$30.44	$22.49	$19.12	$20.00	$15.70	$12.23	$18.38
Number of accumulation units outstanding at end of period	335	301	267	212	42,711	49,952	47,308	51,227	42,902	34,672
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.30	$21.68	$20.18	$15.71	$13.89	$13.99	$12.85	$10.08	$14.53	$13.52
Value at end of period	$22.23	$20.30	$21.68	$20.18	$15.71	$13.89	$13.99	$12.85	$10.08	$14.53
Number of accumulation units outstanding at end of period	37	0	0	0	5,860	3,286	7,328	952	659	483
LORD ABBETT SERIES FUND - MID CAP STOCK
PORTFOLIO (CLASS VC)
Value at beginning of period	$24.18	$25.29	$22.83	$17.63	$15.49	$16.24	$13.04	$10.36	$17.20	$17.21
Value at end of period	$27.96	$24.18	$25.29	$22.83	$17.63	$15.49	$16.24	$13.04	$10.36	$17.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	31,932	32,980	32,612	27,616	23,885
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during November
2008)
Value at beginning of period	$24.86	$23.76	$23.18	$18.40	$15.34	$16.71	$14.92	$10.93	$11.15
Value at end of period	$25.15	$24.86	$23.76	$23.18	$18.40	$15.34	$16.71	$14.92	$10.93
Number of accumulation units outstanding at end of period	129	127	114	101	31,999	22,285	19,309	3,794	35

X.01107-17A	Page 9 of 11	May 2017

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIMCO REAL RETURN PORTFOLIO
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.78	$15.29	$14.93	$16.55	$15.32	$13.81	$12.86	$10.93	$10.74
Value at end of period	$15.45	$14.78	$15.29	$14.93	$16.55	$15.32	$13.81	$12.86	$10.93
Number of accumulation units outstanding at end of period	211	201	168	123	51,742	32,027	21,453	8,383	1,763
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$23.71	$22.66	$20.87	$15.70	$13.11	$13.87	$12.43	$9.30	$13.92
Value at end of period	$25.55	$23.71	$22.66	$20.87	$15.70	$13.11	$13.87	$12.43	$9.30
Number of accumulation units outstanding at end of period	256	223	201	195	20,240	17,793	16,146	12,470	6,653
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.50	$17.95	$17.01	$14.67	$12.99	$13.25	$11.69	$9.87	$13.82	$13.17
Value at end of period	$18.75	$17.50	$17.95	$17.01	$14.67	$12.99	$13.25	$11.69	$9.87	$13.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	5	5	0	4,060
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.66	$14.37	$14.40	$15.10	$14.08	$13.67	$11.88	$9.83	$11.71	$10.84
Value at end of period	$14.43	$13.66	$14.37	$14.40	$15.10	$14.08	$13.67	$11.88	$9.83	$11.71
Number of accumulation units outstanding at end of period	327	310	254	217	51,284	53,122	43,178	49,818	50,046	32,830
VOYA INDEX PLUS LARGECAP PORTFOLIO
(CLASS I)
Value at beginning of period	$19.38	$19.34	$17.10	$12.95	$11.39	$11.47	$10.13	$8.28	$13.27	$12.71
Value at end of period	$21.23	$19.38	$19.34	$17.10	$12.95	$11.39	$11.47	$10.13	$8.28	$13.27
Number of accumulation units outstanding at end of period	0	0	0	0	0	9,587	8,036	7,701	5,587	4,516
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.48	$28.16	$25.87	$19.35	$16.55	$16.85	$13.91	$10.63	$17.14	$16.35
Value at end of period	$32.26	$27.48	$28.16	$25.87	$19.35	$16.55	$16.85	$13.91	$10.63	$17.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	13,601	10,464	10,975	8,978	7,405
VOYA INDEX PLUS SMALLCAP PORTFOLIO
(CLASS I)
Value at beginning of period	$25.88	$26.91	$25.69	$18.12	$16.23	$16.46	$13.48	$10.87	$16.47	$17.68
Value at end of period	$32.74	$25.88	$26.91	$25.69	$18.12	$16.23	$16.46	$13.48	$10.87	$16.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	13,064	11,416	11,114	8,918	5,179
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$18.22	$18.23	$17.20	$17.33	$15.95	$14.92	$13.68	$12.34	$13.57	$12.88
Value at end of period	$18.88	$18.22	$18.23	$17.20	$17.33	$15.95	$14.92	$13.68	$12.34	$13.57
Number of accumulation units outstanding at end of period	133	130	30	25	19,660	20,546	18,383	24,684	26,899	25,109
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.42	$14.14	$12.93	$9.94	$8.72	$8.48	$7.15	$6.39	$8.36
Value at end of period	$15.19	$13.42	$14.14	$12.93	$9.94	$8.72	$8.48	$7.15	$6.39
Number of accumulation units outstanding at end of period	674	621	509	400	145,316	159,892	140,635	165,403	156,727
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO
(CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$15.92	$15.69	$13.99	$10.66	$10.09
Value at end of period	$17.55	$15.92	$15.69	$13.99	$10.66
Number of accumulation units outstanding at end of period	64	488	388	166	15,086
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO
(CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$16.80	$17.40	$15.54	$11.66	$10.60
Value at end of period	$18.93	$16.80	$17.40	$15.54	$11.66
Number of accumulation units outstanding at end of period	240	211	211	137	41,469
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO
(CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$16.53	$17.43	$16.72	$12.13	$11.07
Value at end of period	$19.89	$16.53	$17.43	$16.72	$12.13
Number of accumulation units outstanding at end of period	314	308	298	240	43,670
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$28.04	$28.45	$26.87	$19.64	$17.26	$17.81	$14.42	$11.37	$16.61	$15.78
Value at end of period	$34.68	$28.04	$28.45	$26.87	$19.64	$17.26	$17.81	$14.42	$11.37	$16.61
Number of accumulation units outstanding at end of period	0	0	0	0	34	14	0	0	0	2,480
VOYA STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO (CLASS I)
Value at beginning of period	$17.38	$17.52	$16.54	$14.85	$13.31	$13.16	$11.93	$10.19	$13.41	$12.76
Value at end of period	$18.25	$17.38	$17.52	$16.54	$14.85	$13.31	$13.16	$11.93	$10.19	$13.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	8,786	7,205	6,032	4,533	3,001
VOYA STRATEGIC ALLOCATION GROWTH
PORTFOLIO (CLASS I)
Value at beginning of period	$17.65	$17.97	$16.98	$13.96	$12.22	$12.67	$11.28	$9.06	$14.27	$13.67
Value at end of period	$18.75	$17.65	$17.97	$16.98	$13.96	$12.22	$12.67	$11.28	$9.06	$14.27
Number of accumulation units outstanding at end of period	0	0	0	0	0	6,658	5,424	2,422	1,561	1,139

X.01107-17A	Page 10 of 11	May 2017

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA STRATEGIC ALLOCATION MODERATE
PORTFOLIO (CLASS I)
Value at beginning of period	$17.45	$17.66	$16.66	$14.38	$12.75	$12.90	$11.59	$9.58	$13.87	$13.23
Value at end of period	$18.49	$17.45	$17.66	$16.66	$14.38	$12.75	$12.90	$11.59	$9.58	$13.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,411	2,283	1,180	292	396
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$17.68	$17.29	$13.40	$13.22	$11.51	$10.58	$8.35
Value at end of period	$18.32	$17.68	$17.29	$13.40	$13.22	$11.51	$10.58
Number of accumulation units outstanding at end of period	101	97	79	59	38,060	22,569	17,167
VY® INVESCO EQUITY AND INCOME PORTFOLIO
(CLASS I)
Value at beginning of period	$18.45	$18.96	$17.52	$14.11	$12.59	$12.81	$11.48	$9.42	$12.37	$12.03
Value at end of period	$21.13	$18.45	$18.96	$17.52	$14.11	$12.59	$12.81	$11.48	$9.42	$12.37
Number of accumulation units outstanding at end of period	303	264	227	188	30,563	38,499	35,179	25,214	20,796	13,182
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.21	$19.53	$19.21	$15.21	$12.58	$13.78	$11.95	$8.62	$14.54	$13.73
Value at end of period	$20.12	$20.21	$19.53	$19.21	$15.21	$12.58	$13.78	$11.95	$8.62	$14.54
Number of accumulation units outstanding at end of period	113	113	118	102	62,017	60,213	53,085	50,515	46,865	54,046
VY® T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2012)
Value at beginning of period	$23.03	$22.03	$19.77	$16.29	$15.23
Value at end of period	$24.72	$23.03	$22.03	$19.77	$16.29
Number of accumulation units outstanding at end of period	117	86	72	50	42,878
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(CLASS I)
Value at beginning of period	$26.52	$24.09	$22.31	$16.12	$13.65	$13.89	$11.96	$8.42	$14.67	$13.43
Value at end of period	$26.75	$26.52	$24.09	$22.31	$16.12	$13.65	$13.89	$11.96	$8.42	$14.67
Number of accumulation units outstanding at end of period	196	193	185	133	44,737	25,717	15,653	11,083	9,513	7,777
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.86	$10.27	$11.06	$9.26	$7.84	$8.96	$8.29	$6.31	$10.20
Value at end of period	$9.98	$9.86	$10.27	$11.06	$9.26	$7.84	$8.96	$8.29	$6.31
Number of accumulation units outstanding at end of period	839	839	966	350	60,377	352	286	218	46
WANGER SELECT
(Funds were first received in this option during March 2009)
Value at beginning of period	$23.12	$23.21	$22.65	$16.94	$14.40	$17.60	$14.00	$8.18
Value at end of period	$26.04	$23.12	$23.21	$22.65	$16.94	$14.40	$17.60	$14.00
Number of accumulation units outstanding at end of period	70	73	73	73	9,795	17,209	14,372	3,456

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.01107-17A	Page 11 of 11	May 2017